Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
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Analysis of the Net Liability and Net Period Cost for Employee Benefit

An analysis of the net liability and net period cost for employee benefits is as follows:

	At December 31,
	2017		2018
Liability:
Mexico	Ps.	84,821,197	Ps.	85,517,190
Puerto Rico		13,962,128		13,986,596
Europe		14,833,840		12,705,926
Brazil		6,276,780		5,666,694
Ecuador		403,194		448,608

Total		Ps. 120,297,139	Ps.	118,325,014

	For the year ended December 31,
	2016		2017		2018
Net period cost (benefit)
Mexico	Ps.	12,281,154	Ps.	11,586,065	Ps.	12,046,208
Puerto Rico		1,058,131		776,238		686,067
Europe		226,447		385,689		619,039
Brazil		633,159		735,855		579,432
Ecuador		41,380		152,335		58,354

Total	Ps.	14,240,271	Ps.	13,636,182	Ps.	13,989,100

Summary of Defined Benefit Obligation (DBO) and Plan Assets for the Pension and Other Benefit Obligation Plans

The defined benefit obligation (DBO) and plan assets for the pension and other benefit obligation plans, by country, are as follows:

	At December 31
	2017								2018
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability		DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Mexico	Ps.	266,304,948	Ps.	(182,539,376)	Ps.	—	Ps.	83,765,572	Ps.	247,997,060	Ps.	(163,404,418)	Ps.	—	Ps.	84,592,642
Puerto Rico		38,711,695		(24,749,567)		—		13,962,128		35,220,889		(21,234,293)		—		13,986,596
Brazil		19,369,664		(20,399,661)		6,519,560		5,489,563		18,795,315		(19,032,411)		5,087,543		4,850,447
Europe		4,554,912		—		—		4,554,912		4,477,042		—		—		4,477,042

Total	Ps.	328,941,219	Ps.	(227,688,604)	Ps.	6,519,560	Ps.	107,772,175	Ps.	306,490,306	Ps.	(203,671,122)	Ps.	5,087,543	Ps.	107,906,727

Summary of the Actuarial Results Generated for the Pension and Retirement Plans as well as the Medical Services

Below is a summary of the actuarial results generated for the pension and retirement plans as well as the medical services in Puerto Rico and Brazil; the pension plans and seniority premiums related to Telmex; the pension plan, the service awards plan and severance in Austria corresponding to the years ended December 31, 2016, 2017 and 2018:

	At December 31, 2016
	DBO		Plan Assets		Effect of asset celling		Net employee benefit
Balance at the beginning of the year	Ps.	314,049,729	Ps.	(212,234,440)	Ps.	4,823,147	Ps.	106,638,436
Current service cost		4,606,856						4,606,856
Interest cost on projected benefit obligation		27,275,363						27,275,363
Expected return on plan assets				(18,972,042)				(18,972,042)
Changes in the asset ceiling during the period and others						875,192		875,192
Past service costs and other				165,851				165,851
Actuarial gain for changes in experience		(28,867)						(28,867)
Actuarial loss from changes in financial assumptions		7,784						7,784

Net period cost	Ps.	31,861,136	Ps.	(18,806,191)	Ps.	875,192	Ps.	13,930,137
Actuarial gain for changes in experience		(20,976,837)						(20,976,837)
Actuarial loss from changes in demographic assumptions		397,985						397,985
Actuarial loss from changes in financial assumptions		1,718,189						1,718,189
Changes in the asset ceiling during the period and others						(754,535)		(754,535)
Return on plan assets greater than discount rate				(4,724,041)				(4,724,041)

Recognized in other comprehensive income	Ps.	(18,860,663)	Ps.	(4,724,041)	Ps.	(754,535)	Ps.	(24,339,239)
Contributions made by plan participants		255,760		(255,760)				—
Contributions to the pension plan made by the Company				(2,756,519)				(2,756,519)
Benefits paid		(25,694,301)		25,517,599				(176,702)
Payments to employees		(525,612)						(525,612)
Effect of translation		12,196,546		(9,086,269)		2,139,414		5,249,691

Others	Ps.	(13,767,607)	Ps.	13,419,051	Ps.	2,139,414	Ps.	1,790,858
Balance at the end of the year		313,282,595		(222,345,621)		7,083,218		98,020,192
Less short-term portion		(152,448)						(152,448)

Non-current obligation	Ps.	313,130,147	Ps.	(222,345,621)	Ps.	7,083,218	Ps.	97,867,744

	At December 31, 2017
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	313,282,595	Ps.	(222,345,621)	Ps.	7,083,218	Ps.	98,020,192
Current service cost		4,285,693						4,285,693
Interest cost on projected benefit obligation		28,922,385						28,922,385
Expected return on plan assets				(20,916,104)				(20,916,104)
Changes in the asset ceiling during the period and others						716,330		716,330
Past service costs and other				53,032				53,032
Actuarial gain for changes in experience		(35,145)						(35,145)
Actuarial gain from changes in demographic assumptions		(85)						(85)
Actuarial gain from changes in financial assumptions		(4,294)						(4,294)

Net period cost	Ps.	33,168,554	Ps.	(20,863,072)	Ps.	716,330	Ps.	13,021,812
Actuarial loss for changes in experience		11,671,860						11,671,860
Actuarial gain from changes in demographic assumptions		(381,172)						(381,172)
Actuarial loss from changes in financial assumptions		2,438,078						2,438,078
Changes in the asset ceiling during the period and others						(856,188)		(856,188)
Return on plan assets greater than discount rate				(2,483,430)				(2,483,430)

Recognized in other comprehensive income	Ps.	13,728,766	Ps.	(2,483,430)	Ps.	(856,188)	Ps.	10,389,148
Contributions made by plan participants		198,713		(198,713)				—
Contributions to the pension plan made by the Company				(2,697,621)				(2,697,621)
Benefits paid		(18,841,754)		18,841,754				—
Payments to employees		(9,843,743)						(9,843,743)
Effect of translation		(2,579,506)		2,058,099		(423,800)		(945,207)

Others	Ps.	(31,066,290)	Ps.	18,003,519	Ps.	(423,800)	Ps.	(13,486,571)
Balance at the end of the year		329,113,625		(227,688,604)		6,519,560		107,944,581
Less short-term portion		(172,406)						(172,406)

Non-current obligation	Ps.	328,941,219	Ps.	(227,688,604)	Ps.	6,519,560	Ps.	107,772,175

	At December 31, 2018
	DBO		Plan Assests		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	329,113,625	Ps.	(227,688,604)	Ps.	6,519,560	Ps.	107,944,581
Current service cost		3,322,813						3,322,813
Interest cost on projected benefit obligation		30,185,257						30,185,257
Expected return on plan assets				(20,804,104)				(20,804,104)
Changes in the asset ceiling during the period and others						587,373		587,373
Past service costs and other				157,765				157,765
Actuarial gain for changes in experience		(7,222)						(7,222)
Actuarial loss from changes in demographic assumptions		134,625						134,625
Actuarial gain from changes in financial assumptions		(24,890)						(24,890)

Net period cost	Ps.	33,610,583	Ps.	(20,646,339)	Ps.	587,373	Ps.	13,551,617
Actuarial gain for changes in experience		(21,283,470)						(21,283,470)
Actuarial loss from changes in demographic assumptions		68,482						68,482
Actuarial gain from changes in financial assumptions		(1,246,539)						(1,246,539)
Changes in the asset ceiling during the period and others						(1,055,409)		(1,055,409)
Return on plan assets greater than discount rate				23,503,296				23,503,296

Recognized in other comprehensive income	Ps.	(22,461,527)	Ps.	23,503,296	Ps.	(1,055,409)	Ps.	(13,640)
Contributions made by plan participants		173,722		(173,722)				—
Contributions to the pension plan made by the Company				(1,565,792)				(1,565,792)
Benefits paid		(19,546,541)		19,546,541				—
Payments to employees		(10,651,938)						(10,651,938)
Effect of translation		(3,535,477)		3,353,498		(963,981)		(1,145,960)

Others	Ps.	(33,560,234)	Ps.	21,160,525	Ps.	(963,981)	Ps.	(13,363,690)
Balance at the end of the year		306,702,447		(203,671,122)		5,087,543		108,118,868
Less short-term portion		(212,141)						(212,141)

Non-current obligation	Ps.	306,490,306	Ps.	(203,671,122)	Ps.	5,087,543	Ps.	107,906,727

Schedule of Plan Assets Invested

Plan assets are invested in:

	At December 31
	2017			2018
	Puerto Rico	Brazil	Mexico	Puerto Rico	Brazil	Mexico
Equity instruments	37%	6%	61%	37%	—	39%
Debt instruments	61%	88%	39%	60%	94%	61%
Others	2%	6%	—	3%	6%	—

	100%	100%	100%	100%	100%	100%

Summary of Assumptions Used in Determining the Net Period Cost

The assumptions used in determining the net period cost were as follows:

	2016				2017				2018
	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe
Discount rate and long- term rate return	4.16%	10.84%	10.70%	1.0%, 1.5% & 1.75%	3.61%	10.18%	10.70%	1.0%, 1.5% & 2.00%	4.45%	9.10%	11.81%	1.25%, 1.75% & 2.00%
Rate of future salary increases	3.50%	4.85%	4.50%	3.0.%, 3.9% & 4.4%	2.75%	4.50%	4.50%	3.0.%, 3.5% & 4.4%	2.75%	4.00%	3.55%	3.0.%, 3.5% & 4.4%
Percentage of increase in health care costs for the coming year	4.20%	11.35%			3.57%	11.00%			3.87%	10.50%
Year to which this level will be maintained	N/A	2017			N/A	2028			N/A	2029
Rate of increase of pensions			3.83%	1.60%			3.83%	1.60%			3.47%	1.60%
Employee turnover rate*				0.0%-1.88%				0.0%-1.72%				0.0%-1.51%
*	Depending on years of service

Summary of Increase (Decrease) Would Have Resulted in the DBO Pension and Other Benefits

The increase (decrease) would have resulted in the DBO pension and other benefits at December 31, 2018 are as follows:

	-100 points		+100 points
Discount rate	Ps.	37,185,664	Ps.	(38,604,684)
Health care cost trend rate	Ps.	(651,697)	Ps.	761,278

Summary of Long-Term Direct Employee Benefits

Long- term direct employee benefits

	Balance at December 31, 2016						Applications				Balance at December 31, 2017
			Effect of translation		Increase of the year		Payments		Reversals
Long-term direct employee benefits	Ps.	11,251,499	Ps.	795,581	Ps.	771,274	Ps.	(2,077,632)	Ps.	(582,686)	Ps.	10,158,036

	Balance at December 31, 2017						Applications				Balance at December 31, 2018
			Effect of translation		Increase of the year		Payments		Reversals
Long-term direct employee benefits	Ps.	10,158,036	Ps.	(493,795)	Ps.	1,750,831	Ps.	(2,079,880)	Ps.	(1,223,414)	Ps.	8,111,778